Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Global Energy Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.1%
YPF SA, ADR(a)	5,775	$29,048

Australia — 2.5%
Beach Energy Ltd.	55,350	71,781
Cooper Energy Ltd.(a)	50,625	13,429
New Hope Corp. Ltd.	16,650	16,133
Oil Search Ltd.	64,950	174,205
Santos Ltd.	59,175	268,595
Washington H Soul Pattinson & Co. Ltd.	3,551	75,985
Whitehaven Coal Ltd.	28,901	28,217
Woodside Petroleum Ltd.	31,275	515,516

		1,163,861

Austria — 0.3%
OMV AG	4,800	163,066

Brazil — 1.3%
Enauta Participacoes SA	2,600	4,996
Petro Rio SA(a)	3,738	34,818
Petroleo Brasileiro SA	122,400	580,623

		620,437

Canada — 5.8%
Advantage Oil & Gas Ltd.(a)	6,101	9,698
ARC Resources Ltd.	11,400	56,653
Birchcliff Energy Ltd.	8,475	13,407
Cameco Corp.	13,001	130,321
Canacol Energy Ltd.	4,976	15,474
Canadian Natural Resources Ltd.	39,000	891,712
Cenovus Energy Inc.	34,151	169,714
Crescent Point Energy Corp.	17,700	31,824
Enerplus Corp.	7,875	20,054
Freehold Royalties Ltd.	3,225	12,617
Frontera Energy Corp.	569	1,225
Husky Energy Inc.	11,726	47,686
Imperial Oil Ltd.	8,325	144,414
MEG Energy Corp.(a)	9,026	25,422
NexGen Energy Ltd.(a)	10,575	19,014
Parex Resources Inc.(a)	4,725	64,901
Peyto Exploration & Development Corp.	5,351	11,768
PrairieSky Royalty Ltd.	7,151	56,892
Seven Generations Energy Ltd., Class A(a)	9,401	39,174
Suncor Energy Inc.	50,400	807,785
Tourmaline Oil Corp.	8,501	118,603
Vermilion Energy Inc.	4,950	19,901
Whitecap Resources Inc.	13,226	40,008

		2,748,267

China — 2.6%
China Shenhua Energy Co. Ltd., Class A	7,500	22,363
China Shenhua Energy Co. Ltd., Class H	112,500	217,382
CNOOC Ltd.	600,000	629,216
Guanghui Energy Co. Ltd., Class A(a)	15,000	6,930
Inner Mongolia Yitai Coal Co. Ltd., Class B	37,500	19,050
PetroChina Co. Ltd., Class A	41,500	27,183
PetroChina Co. Ltd., Class H	680,000	216,653
Shaanxi Coal Industry Co. Ltd., Class A	17,600	27,925
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	7,500	7,489
Shanxi Meijin Energy Co. Ltd., Class A(a)	7,500	8,127
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	9,810	8,185

Security	Shares	Value

China (continued)
Yanzhou Coal Mining Co. Ltd., Class A	7,500	$12,948
Yanzhou Coal Mining Co. Ltd., Class H	50,000	41,213

		1,244,664

Colombia — 0.2%
Ecopetrol SA	162,750	94,438

Finland — 2.0%
Neste OYJ	14,100	947,555

France — 7.5%
Etablissements Maurel et Prom SA(a)	712	1,327
TOTAL SE	83,025	3,557,940

		3,559,267

Greece — 0.1%
Hellenic Petroleum SA	2,025	13,032
Motor Oil Hellas Corinth Refineries SA	2,349	30,094

		43,126

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC(a)	13,650	91,580

India — 6.1%
Bharat Petroleum Corp. Ltd.	22,600	113,830
Coal India Ltd.	40,721	69,036
Hindustan Petroleum Corp. Ltd.	21,701	61,347
Indian Oil Corp. Ltd.	68,700	78,481
Oil & Natural Gas Corp. Ltd.	84,975	90,074
Oil India Ltd.	8,850	11,490
Reliance Industries Ltd.	53,925	1,405,208
Reliance Industries Ltd., GDR(b)	20,043	1,048,249

		2,877,715

Indonesia — 0.4%
Adaro Energy Tbk PT	457,500	45,037
Bukit Asam Tbk PT	115,100	19,238
Indo Tambangraya Megah Tbk PT	15,000	13,917
Medco Energi Internasional Tbk PT(a)	273,412	9,643
Sugih Energy Tbk PT(a)(c)	206,700	0	(d)
United Tractors Tbk PT	55,100	89,752

		177,587

Israel — 0.1%
Equital Ltd.(a)	901	20,193
Naphtha Israel Petroleum Corp. Ltd.(a)	1,501	6,806
Oil Refineries Ltd.	58,676	12,765
Paz Oil Co. Ltd.	300	29,937

		69,701

Italy — 1.8%
Eni SpA	83,775	832,057
Saras SpA(a)(e)	22,200	14,313

		846,370

Japan — 1.5%
Cosmo Energy Holdings Co. Ltd.	1,836	31,235
ENEOS Holdings Inc.	101,300	348,272
Idemitsu Kosan Co. Ltd.	6,368	132,765
Inpex Corp.	33,700	188,739
Japan Petroleum Exploration Co. Ltd.	1,100	18,545

		719,556

Norway — 1.1%
DNO ASA	19,275	13,071
Equinor ASA	32,250	510,518

		523,589

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Global Energy Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pakistan — 0.1%
Mari Petroleum Co. Ltd.	1,500	$12,816
Oil & Gas Development Co. Ltd.	15,000	9,353
Pakistan Oilfields Ltd.	4,249	10,558
Pakistan Petroleum Ltd.	15,000	8,600

		41,327

Philippines — 0.0%
Petron Corp.	75,100	6,670
Semirara Mining & Power Corp.	30,000	7,737

		14,407

Poland — 0.4%
Grupa Lotos SA	2,925	27,057
Polski Koncern Naftowy ORLEN SA	9,851	145,452

		172,509

Portugal — 0.4%
Galp Energia SGPS SA	16,500	178,504

Russia — 4.2%
LUKOIL PJSC	13,725	902,679
Novatek PJSC, GDR(f)	3,007	467,288
Rosneft Oil Co. PJSC	38,250	223,790
Surgutneftegas PJSC	232,500	107,200
Surgutneftegas PJSC, ADR	401	1,809
Tatneft PJSC	46,500	297,863

		2,000,629

Saudi Arabia — 1.5%
Rabigh Refining & Petrochemical Co.(a)	7,200	27,259
Saudi Arabian Oil Co.(b)	72,450	695,409

		722,668

South Africa — 0.1%
Exxaro Resources Ltd.	8,175	63,012

South Korea — 0.8%
SK Innovation Co. Ltd.	1,875	293,141
S-Oil Corp.	1,500	94,347

		387,488

Spain — 1.0%
Repsol SA	48,375	466,285

Sweden — 0.3%
Lundin Energy AB	6,150	147,676

Thailand — 0.7%
Bangchak Corp. PCL, NVDR	37,500	24,297
Banpu PCL, NVDR	135,000	38,157
Esso Thailand PCL, NVDR(a)	37,500	8,988
IRPC PCL, NVDR	390,000	35,068
PTT Exploration & Production PCL, NVDR	45,031	144,025
Star Petroleum Refining PCL, NVS	60,000	15,074
Thai Oil PCL, NVDR	37,500	58,884

		324,493

Turkey — 0.1%
Turkiye Petrol Rafinerileri AS(a)(e)	4,050	47,090

United Arab Emirates — 0.0%
Dana Gas PJSC	117,551	21,858

United Kingdom — 13.8%
BP PLC	627,421	2,074,411
Cairn Energy PLC(a)	19,076	40,722
Diversified Gas & Oil PLC	21,450	31,271

Security	Shares	Value

United Kingdom (continued)
Energean PLC(a)	3,225	$30,897
Royal Dutch Shell PLC, Class A	135,300	2,296,196
Royal Dutch Shell PLC, Class B	122,475	2,018,043
Serica Energy PLC	5,625	8,486
Tullow Oil PLC(a)	43,575	16,213

		6,516,239

United States — 40.0%
Antero Resources Corp.(a)	7,800	30,576
Apache Corp.	12,300	158,547
Arch Resources Inc.	525	17,556
Bonanza Creek Energy Inc.(a)	525	11,587
Brigham Minerals Inc., Class A	1,350	14,067
Cabot Oil & Gas Corp.	13,050	228,636
Chevron Corp.	63,583	5,543,166
Cimarex Energy Co.	3,375	121,331
CNX Resources Corp.(a)	7,425	69,869
Concho Resources Inc.	6,525	375,057
ConocoPhillips	35,400	1,400,424
Continental Resources Inc./OK	3,026	46,540
CVR Energy Inc.	975	13,787
Delek U.S. Holdings Inc.	2,475	32,893
Devon Energy Corp.	12,675	177,323
Diamondback Energy Inc.	5,175	206,793
EOG Resources Inc.	19,200	900,096
EQT Corp.	8,400	124,992
Exxon Mobil Corp.	139,575	5,321,995
Hess Corp.	9,150	431,697
HollyFrontier Corp.	5,025	117,535
Kosmos Energy Ltd.	13,575	23,892
Magnolia Oil & Gas Corp., Class A(a)	4,076	25,475
Marathon Oil Corp.	26,051	154,222
Marathon Petroleum Corp.	21,450	833,976
Matador Resources Co.(a)	3,600	36,648
Murphy Oil Corp.	4,800	48,288
Occidental Petroleum Corp.	30,600	482,256
Ovintiv Inc.	8,550	109,098
Par Pacific Holdings Inc.(a)	1,275	14,522
Parsley Energy Inc., Class A	10,050	125,926
PBF Energy Inc., Class A	3,375	24,503
PDC Energy Inc.(a)	3,248	54,307
Pioneer Natural Resources Co.	5,475	550,675
Range Resources Corp.	7,451	54,392
Southwestern Energy Co.(a)(e)	19,376	60,259
Talos Energy Inc.(a)	701	6,001
Texas Pacific Land Trust	225	137,232
Valero Energy Corp.	13,425	721,862
Viper Energy Partners LP	1,875	21,000
WPX Energy Inc.(a)	13,725	97,722

		18,926,723

Total Common Stocks — 97.0% (Cost: $62,631,438)		45,950,735

Preferred Stocks

Brazil — 1.5%
Petroleo Brasileiro SA, Preference Shares, NVS	157,537	728,288

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Global Energy Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Russia — 0.3%
Surgutneftegas PJSC, Preference Shares, NVS	232,500	$120,619

Total Preferred Stocks — 1.8% (Cost: $652,450)		848,907

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(g)(h)(i)	77,292	77,338
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(g)(h)	60,000	60,000

		137,338

Total Short-Term Investments — 0.3% (Cost: $137,246)		137,338

Total Investments in Securities — 99.1% (Cost: $63,421,134)		46,936,980

Other Assets, Less Liabilities — 0.9%		411,174

Net Assets — 100.0%		$47,348,154

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rounds to less than $1.
(e)	All or a portion of this security is on loan.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$459,354	$—		$(381,887	)(a)	$(127)	$(2)	$77,338	77,292	$722	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	50,000	(a)	—		—	—	60,000	60,000	13		—

						$(127)	$(2)	$137,338		$735		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 100 Index	2	12/18/20	$168	$899
S&P Select Sector Energy E-Mini Index	10	12/18/20	381	43,082

				$43,981

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

3

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Global Energy Producers ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks	$45,950,735	$—	$0	(a)	$45,950,735
Preferred Stocks	848,907	—	—		848,907
Money Market Funds	137,338	—	—		137,338

	$46,936,980	$—	$0	(a)	$46,936,980

Derivative financial instruments(b)
Assets
Futures Contracts	$43,981	$—	$—		$43,981

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

4